Segment Information - Schedule of CODM Reviews Several Key Metrics Included in Net Income (Loss) and Total Assets (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of CODM Reviews Several Key Metrics Included in Net Income (Loss) and Total Assets [Abstract]
Marketable securities held in Trust Account	$ 241,144,179		$ 239,042,295
Cash	1,124,492		$ 1,329,433
General and administrative costs	966,218	$ 121,696
Interest earned on marketable securities held in Trust Account	$ 2,101,884	$ 717,933